SEGMENT REPORTING - Additional Information (Details) - reportableSegment	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Segment Reporting Information [Line Items]
Number of Reportable Segments	3
United States
Segment Reporting Information [Line Items]
Revenues, percentage by country	45.00%	45.00%	45.00%
Ireland
Segment Reporting Information [Line Items]
Revenues, percentage by country	1.00%	1.00%	2.00%